DIRECTORS' AND SUPERVISORS' REMUNERATION (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
DIRECTORS' AND SUPERVISORS' REMUNERATION
Fees	¥ 780	¥ 756	¥ 768
Basic salaries, housing fund, other allowances and benefits in kind	4,665	1,849	1,370
Pension costs	513	234	166
Total remuneration	¥ 5,958	¥ 2,839	¥ 2,304